Revenue, operating profit and segment analysis - Additional information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) segment	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of operating segments
Number of operating segments | segment	4
Aggregate amount of transaction price for performance obligations not yet delivered	£ 83	£ 100
Revenue recognition period	4 years
Gain on the revaluation of a put and call option arrangement			£ 27
Share of results of joint ventures and associates	£ 46	19	29
Risk
Disclosure of operating segments
Share of results of joint ventures and associates	(1)	2	4
Legal
Disclosure of operating segments
Share of results of joint ventures and associates	10	7	6
Exhibitions
Disclosure of operating segments
Share of results of joint ventures and associates	£ 37	£ 10	£ 19